DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING (Details 3) - Hedges of net investment in foreign operations [member] $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount					$ 3,997,933	$ 3,584,585	[1]
Amount of hedge by financial liabilities in foreign currency					(2,169,649)	(2,121,200)
Amount of hedge by forward contracts					(1,815,058)	(1,447,149)
Cumulative translation adjustment of the investments		$ 3,211,272	[2]	$ 3,258,469
Exchange difference of financial liabilities		(1,098,972)	[2]	(1,129,540)
Exchange difference in forward contracts		(2,245,919)		(2,262,751)
Net OCI account		(133,619)		(133,822)
Leasing Bogota Panama [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount					3,781,475	3,436,658	[1]
Amount of hedge by financial liabilities in foreign currency					(2,067,100)	(2,074,100)
Amount of hedge by forward contracts					(1,703,009)	(1,346,889)
Cumulative translation adjustment of the investments		3,065,281	[2]	3,115,527
Exchange difference of financial liabilities		(1,045,872)	[2]	(1,080,737)
Exchange difference in forward contracts		(2,155,488)		(2,171,234)
Net OCI account		(136,079)		(136,444)
Other subsidiaries and branches Banco de Bogota [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount	[3]				113,909	100,827	[1]
Amount of hedge by financial liabilities in foreign currency	[3]				0	0
Amount of hedge by forward contracts	[3]				(112,049)	(100,260)
Cumulative translation adjustment of the investments	[3]	92,891	[2]	94,139
Exchange difference of financial liabilities	[3]	0	[2]	0
Exchange difference in forward contracts	[3]	(90,431)		(91,517)
Net OCI account	[3]	2,460		2,622
Occidental Bank Barbados [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount					26,396	25,401	[1]
Amount of hedge by financial liabilities in foreign currency					(26,396)	(25,401)
Amount of hedge by forward contracts					0	0
Cumulative translation adjustment of the investments		18,740	[2]	19,176
Exchange difference of financial liabilities		(18,740)	[2]	(19,176)
Exchange difference in forward contracts		0		0
Net OCI account		0		0
Banco de Occidente S.A. [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount					25,044	21,699	[1]
Amount of hedge by financial liabilities in foreign currency					(25,044)	(21,699)
Amount of hedge by forward contracts					0	$ 0
Cumulative translation adjustment of the investments		29,979	[2]	29,627
Exchange difference of financial liabilities		(29,979)	[2]	(29,627)
Exchange difference in forward contracts		0		0
Net OCI account		0		$ 0
Sociedad Portuaria El Cayao S.A. E.S.P. [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount	[4]				25,000
Amount of hedge by financial liabilities in foreign currency	[4]				(25,000)
Amount of hedge by forward contracts	[4]				0
Cumulative translation adjustment of the investments	[2],[4]	2,207
Exchange difference of financial liabilities	[2],[4]	(2,207)
Exchange difference in forward contracts	[4]	0
Net OCI account	[4]	0
Gases del Pacifico S.A.C. [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount	[4]				10,214
Amount of hedge by financial liabilities in foreign currency	[4]				(10,214)
Amount of hedge by forward contracts	[4]				0
Cumulative translation adjustment of the investments	[2],[4]	902
Exchange difference of financial liabilities	[2],[4]	(902)
Exchange difference in forward contracts	[4]	0
Net OCI account	[4]	0
Gas Natural de Lima y Callao S.A.C. - Calidda [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount	[4]				15,895
Amount of hedge by financial liabilities in foreign currency	[4]				(15,895)
Amount of hedge by forward contracts	[4]				$ 0
Cumulative translation adjustment of the investments	[2],[4]	1,272
Exchange difference of financial liabilities	[2],[4]	(1,272)
Exchange difference in forward contracts	[4]	0
Net OCI account	[4]	$ 0

[1]	Includes only exposure hedged under hedge accounting.
[2]	Includes exchange difference hedged
[3]	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami, New York and Nassau.
[4]	Includes only a portion of this investments hedged.